Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net:
Property and equipment, gross	$ 143,630	$ 133,622
Less: Accumulated depreciation	(96,901)	(87,999)
Property and equipment, net	46,729	45,623
Computers and equipment
Property and equipment, net:
Property and equipment, gross	132,477	124,241
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	5,732	5,008
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	1,725	1,677
Others
Property and equipment, net:
Property and equipment, gross	$ 3,696	$ 2,696